Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022		$ 500,000	$ (814,339)	$ 6,840	$ (307,499)
Balance, shares at Dec. 31, 2022	45,000,000
Net loss			(250,009)		(250,009)
Foreign currency translation adjustment				13,544	13,544
Balance at Dec. 31, 2023		500,000	(1,064,348)	20,384	(543,964)
Balance shares at Dec. 31, 2023	45,000,000
Net loss			454,590		454,590
Foreign currency translation adjustment				2,202	2,202
Issuance of new shares		107,200			$ 107,200
Issuance of new shares, shares	518,000				518,000
Balance at Dec. 31, 2024		$ 607,200	$ (609,758)	$ 22,586	$ 20,028
Balance shares at Dec. 31, 2024	45,518,000